SHARE-BASED COMPENSATION - Fair Value Of Share Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assumptions used to estimate the fair value
Risk free interest rate, minimum	0.68%	1.78%
Risk free interest rate, maximum	0.83%	2.73%
Dividend yield	0.00%	0.00%
Expected volatility, minimum	72.30%	67.50%
Expected volatility, maximum	73.40%	71.00%
Exercise multiple, minimum	$ 2.2	$ 2.2
Exercise multiple, maximum	$ 2.8	$ 2.8
Contractual life (in years)	10 years	10 years